Document And Entity Information	Dec. 01, 2022
Document Information [Line Items]
Entity, Registrant Name	INTEGRATED BIOPHARMA, INC.
Document, Type	8-K
Document, Period End Date	Dec. 01, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-31668
Entity, Tax Identification Number	22-2407475
Entity, Address, Address Line One	225 Long Avenue
Entity, Address, City or Town	Hillside
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07205
City Area Code	973
Local Phone Number	926-0816
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001016504